Other non-current assets	6 Months Ended
Jun. 30, 2012
Other non-current assets (Abstract)
Other non-current assets
8. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31, 2011	June 30, 2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	24,176	59,496
Other	9,049	17,734
Balance at end of year/period	$91,081	$101,986

As of December 31, 2011, security deposits of $33,100 for the Ocean Rig Poseidon and Ocean Rig Mykonos, were recorded as "Other non-current assets" in the accompanying consolidated balance sheets. These deposits were required by the counterparty due to the market loss in the swap agreements as of December 31, 2011. Following the commencement of operations of the Ocean Rig Mykonos, these deposits were no longer required.

On November 22, 2010, DryShips, entered into an option contract with Samsung Heavy Industries Co., Ltd ("Samsung") for the construction of up to four additional ultra-deepwater drillships, which will be "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos, with certain upgrades to vessels design and specifications. The option agreement was novated by DryShips to the Company on December 30, 2010. On May 16, 2011, the Company entered into an addendum to the option agreement for the construction of up to two additional drillships, with the same contract terms, conditions and specifications as the four optional drillships under the original agreement and extended the date to exercise the fourth option under the original agreement and the two additional options under the addendum from November 22, 2011 to January 31, 2012.

The Company has exercised three of the six options under the contract and as a result, has entered into shipbuilding contracts for three seventh generation, ultra-deepwater drillships with deliveries scheduled in July 2013, October 2013 and November 2013, respectively.

In 2012, Ocean Rig entered into addenda to the option contract with Samsung to further extend the date by which Ocean Rig must exercise its three remaining options under the contract to October 4, 2012. Drillship deliveries are at the reasonable discretion of Samsung, declaring the earliest available date based on Samsung's construction schedule.